Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

3 – Property and Equipment, Net

Property and equipment consist of the following:

	As of
	September 30, 2024	December 31, 2023
Vehicles and transportation equipment	$406,013	$551,906
Manufacturing equipment	168,099	179,274
Office furniture and equipment	153,698	188,131
Warehouse equipment	72,964	81,164
Leasehold improvements	61,072	314,819
QA equipment	43,582	33,032
Tooling and molds	—	—
	$905,428	$1,348,326
Less: accumulated depreciation	(396,094)	(430,295)
Property and equipment, net	$509,334	$918,031

Depreciation expense was $45,010 and $50,507   for the three months ended September 30, 2024 and 2023, respectively. Depreciation expense was $139,876 and $153,714 for the nine months ended September 30, 2024 and 2023, respectively. There were disposals and sales of fixed assets during the nine months ended September 30, 2024 and 2023 resulting in the net cash received of $132,611 and $36,748, respectively. As a result of disposals and sales of fixed assets, the Company recognized a loss of $146,454 and $146,760 during the three and nine months ended September 30, 2024, respectively, and $0 and $3,426 during the three and nine months ended September 30, 2023, respectively.

3.    Property and Equipment, Net

Property and equipment consist of the following:

	Years Ended December 31,
	2023	2022
Vehicles and transportation equipment	$551,906	$593,097
Leasehold improvements	314,819	314,819
Office furniture and equipment	188,131	188,131
Manufacturing equipment	179,274	179,274
Warehouse equipment	81,164	81,164
QA equipment	33,032	22,142
Tooling and Molds	—	15,992
	1,348,326	1,394,619

Less: accumulated depreciation	(430,295)	(250,861)
Property and equipment, net	$918,031	$1,143,758

Depreciation expense was $205,723 and $164,767 for the years ended December 31, 2023 and 2022, respectively. There were disposals and sales of fixed assets during the years ended December 31, 2023 and 2022 resulting in the net cash received of $36,748 and $51,678, respectively. As a result of disposals and sales of fixed assets, the Company recognized a loss of $3,426 during the year ended December 31, 2023 and a gain of $13,312 during the year ended December 31, 2022.